Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000168965
Shareholder Report [Line Items]
Fund Name	Princeton Premium Fund
Class Name	Class A Shares
Trading Symbol	PPFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$226	2.20%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 16, 2016)
Princeton Premium Fund
Without Load	5.49%	6.95%	5.05%
With Load	-0.55%	5.69%	4.36%
S&P 500® Index	17.60%	16.47%	15.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 300,201,003
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 5,418,462
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$300,201,003
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$5,418,462
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.3%
U.S. Government & Agencies	87.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	12.5%
U.S. Treasury Obligations	89.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.0890%, 11/04/25	8.6%
United States Treasury Bill, 4.2050%, 10/07/25	8.3%
United States Treasury Bill, 4.1630%, 10/21/25	8.3%
United States Treasury Bill, 4.1580%, 10/28/25	8.0%
United States Treasury Bill, 4.0530%, 12/16/25	7.6%
United States Treasury Bill, 4.0510%, 12/23/25	7.6%
United States Treasury Bill, 3.8900%, 12/30/25	7.6%
United States Treasury Bill, 4.0420%, 12/09/25	6.9%
United States Treasury Bill, 4.1750%, 10/14/25	6.7%
United States Treasury Bill, 4.0340%, 11/18/25	6.6%

C000168967
Shareholder Report [Line Items]
Fund Name	Princeton Premium Fund
Class Name	Class I Shares
Trading Symbol	PPFIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$201	1.95%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 16, 2016)
Princeton Premium Fund	5.72%	7.24%	5.32%
S&P 500® Index	17.60%	16.47%	15.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 300,201,003
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 5,418,462
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$300,201,003
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$5,418,462
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.3%
U.S. Government & Agencies	87.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	12.5%
U.S. Treasury Obligations	89.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.0890%, 11/04/25	8.6%
United States Treasury Bill, 4.2050%, 10/07/25	8.3%
United States Treasury Bill, 4.1630%, 10/21/25	8.3%
United States Treasury Bill, 4.1580%, 10/28/25	8.0%
United States Treasury Bill, 4.0530%, 12/16/25	7.6%
United States Treasury Bill, 4.0510%, 12/23/25	7.6%
United States Treasury Bill, 3.8900%, 12/30/25	7.6%
United States Treasury Bill, 4.0420%, 12/09/25	6.9%
United States Treasury Bill, 4.1750%, 10/14/25	6.7%
United States Treasury Bill, 4.0340%, 11/18/25	6.6%